Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Floating Rate Fund - Class A [Member] | UKG, Inc.02/10/2031 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class A [Member] | McAfee Corp.03/01/2029 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Primo Brands Corp.03/31/2028 6.546% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Proofpoint, Inc.08/31/2028 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Nielsen Consumer, Inc.03/06/2028 7.606% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Whatabrands LLC08/03/2028 6.827% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Scientific Games Holdings LP 04/04/2029 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | TK Elevator Midco GmbH04/30/2030 7.308% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.07/31/2031 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | athenahealth Group, Inc. 02/15/2029 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Columbia Floating Rate Fund - Class A [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Floating Rate Fund - Class A [Member] | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Floating Rate Fund - Class A [Member] | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Floating Rate Fund - Class A [Member] | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Class C [Member] | UKG, Inc.02/10/2031 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class C [Member] | McAfee Corp.03/01/2029 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Primo Brands Corp.03/31/2028 6.546% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Proofpoint, Inc.08/31/2028 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Nielsen Consumer, Inc.03/06/2028 7.606% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Whatabrands LLC08/03/2028 6.827% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Scientific Games Holdings LP 04/04/2029 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | TK Elevator Midco GmbH04/30/2030 7.308% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.07/31/2031 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | athenahealth Group, Inc. 02/15/2029 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Columbia Floating Rate Fund - Class C [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Floating Rate Fund - Class C [Member] | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Floating Rate Fund - Class C [Member] | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Floating Rate Fund - Class C [Member] | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Class C [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Institutional Class [Member] | UKG, Inc.02/10/2031 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional Class [Member] | McAfee Corp.03/01/2029 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Primo Brands Corp.03/31/2028 6.546% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Proofpoint, Inc.08/31/2028 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Nielsen Consumer, Inc.03/06/2028 7.606% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Whatabrands LLC08/03/2028 6.827% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Scientific Games Holdings LP 04/04/2029 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | TK Elevator Midco GmbH04/30/2030 7.308% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.07/31/2031 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | athenahealth Group, Inc. 02/15/2029 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Columbia Floating Rate Fund - Institutional Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Floating Rate Fund - Institutional Class [Member] | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Floating Rate Fund - Institutional Class [Member] | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Floating Rate Fund - Institutional Class [Member] | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | UKG, Inc.02/10/2031 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | McAfee Corp.03/01/2029 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Primo Brands Corp.03/31/2028 6.546% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Proofpoint, Inc.08/31/2028 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Nielsen Consumer, Inc.03/06/2028 7.606% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Whatabrands LLC08/03/2028 6.827% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Scientific Games Holdings LP 04/04/2029 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | TK Elevator Midco GmbH04/30/2030 7.308% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.07/31/2031 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | athenahealth Group, Inc. 02/15/2029 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | UKG, Inc.02/10/2031 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | McAfee Corp.03/01/2029 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Primo Brands Corp.03/31/2028 6.546% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Proofpoint, Inc.08/31/2028 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Nielsen Consumer, Inc.03/06/2028 7.606% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Whatabrands LLC08/03/2028 6.827% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Scientific Games Holdings LP 04/04/2029 7.320% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | TK Elevator Midco GmbH04/30/2030 7.308% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.07/31/2031 7.327% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | athenahealth Group, Inc. 02/15/2029 7.356% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%